Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Total operating revenues	$ 218,750	$ 208,600
Vessel operating expenses	(67,869)	(53,917)
Voyage, charterhire and commission expenses	(1,150)	(2,174)
Administrative expenses	(26,459)	(30,601)
Other operating income	10,316	299
Adjusted EBITDA	241,522	275,572
Net (losses)/income from equity method investments	(1,279)	12,996
Balance sheet
Total assets	4,033,845		$ 4,279,560
Current assets held for sale	14,979		721
Equity method investments	45,340		104,108
Continuing operations
Income Statement [Abstract]
Total operating revenues	218,750	208,600
Vessel operating expenses	(67,869)	(53,917)
Voyage, charterhire and commission expenses	(1,150)	(2,174)
Administrative expenses	(26,459)
Administrative expenses		(30,601)
Project development (expenses)/income	(38,453)	(1,331)
Realized gain on oil and gas derivative instruments, net (note 7)	146,387	154,696
Other operating income	10,316	299
Adjusted EBITDA	241,522	275,572
Net (losses)/income from equity method investments	(1,279)	12,996
Balance sheet
Total assets	4,018,866		4,278,839
Equity method investments	45,340		104,108
Operating segments | Continuing operations
Income Statement [Abstract]
Net (losses)/income from equity method investments	(1,279)	12,996
Operating segments | FLNG | Continuing operations
Income Statement [Abstract]
Total operating revenues	172,985	178,314
Vessel operating expenses	(49,238)	(43,380)
Voyage, charterhire and commission expenses	(450)	(450)
Administrative expenses	(446)
Administrative expenses		(22)
Project development (expenses)/income	(3,193)	(2,917)
Realized gain on oil and gas derivative instruments, net (note 7)	146,387	154,696
Other operating income	2,499	299
Adjusted EBITDA	268,544	286,540
Net (losses)/income from equity method investments	0	0
Balance sheet
Total assets	3,050,146		2,815,552
Equity method investments	0		0
Operating segments | Corporate and other | Continuing operations
Income Statement [Abstract]
Total operating revenues	29,576	26,070
Vessel operating expenses	(14,483)	(4,861)
Voyage, charterhire and commission expenses	(19)	(25)
Administrative expenses	(26,000)
Administrative expenses		(30,644)
Project development (expenses)/income	(35,289)	1,586
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	7,817	0
Adjusted EBITDA	(38,398)	(7,874)
Net (losses)/income from equity method investments	(3,593)	12,996
Balance sheet
Total assets	919,294		1,410,587
Equity method investments	45,340		48,669
Operating segments | Shipping | Continuing operations
Income Statement [Abstract]
Total operating revenues	16,189	4,216
Vessel operating expenses	(4,148)	(5,676)
Voyage, charterhire and commission expenses	(681)	(1,699)
Administrative expenses	(13)
Administrative expenses		65
Project development (expenses)/income	29	0
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	0	0
Adjusted EBITDA	11,376	(3,094)
Net (losses)/income from equity method investments	2,314	$ 0
Balance sheet
Total assets	49,426		52,700
Equity method investments	$ 0		$ 55,439